Nature of Operations and Presentation	6 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Presentation

1. Nature of Operations and Presentation

Telupay International Inc. (the “Company”) (formerly i-Level Media Group Incorporated) was incorporated in the State of Nevada on August 23, 2005 as Jackson Ventures Ltd. and its initial operations included the acquisition and exploration of mineral resources. In March, 2007 the Company changed its name to i-Level Media Group Incorporated (“i-Level”) and changed its business to that of developing and operating a digital media network service. This business ceased operations on December 1, 2008 and its business was wound-up.

Effective September 24, 2013, the Company completed the acquisition, by way of a Merger Agreement, of 100% of the issued and outstanding shares of Telupay PLC ("Telupay"), a company incorporated in Jersey, Channel Islands on March 2, 2010. Telupay owns the following wholly-owned subsidiaries: (i) Telupay IP Limited (Jersey, Channel Islands), to hold its intellectual property; (ii) Telupay Solutions Limited (Jersey, Channel Islands) as the operations arm of the Telupay group of companies; (iii) Telupay (M.E) FZE (Dubai, AEC), which subsequently incorporated its own subsidiary in the Philippines, Telupay (Philippines) Inc.; and (iv) Telupay UK Limited (England). Telupay and its subsidiaries are engaged in the mobile banking and payment processing business primarily in the Philippines, Peru, Indonesia, Myanmar and the United Kingdom.

As a result of the Merger Agreement, Telupay is now a wholly-owned subsidiary of the Company. Effective October 22, 2013 the Company changed its name to Telupay International Inc and effected a forward stock split of its authorized and issued outstanding shares of common stock on a 1.5 new shares for 1 old basis. As a result the Company's authorized share capital increased from 1,000,000,000 shares of common stock to 1,500,000,000 shares of common stock and correspondingly, the Company's issued and outstanding share capital increased from 107,651,214 shares of common stock to 161,476,831 shares of common stock. This forward stock split has been accounted for retroactively. The Company, as a result of the Merger Agreement, is no longer a development stage company and will not present accumulated from inception amounts.The closing of the acquisition of Telupay represented a change in control of the Company. For accounting purposes, this change of control constituted a re-capitalization of the Company, and the acquisition has been accounted for as a reverse merger whereby the Company, as the legal acquirer, is treated as the acquired entity, and Telupay, as the legal subsidiary, is treated as the acquiring company with the continuing operations and historical financial statements.